Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (9,584)	$ (11,228)
Deferred tax assets	5,274	4,875
Total	(4,310)	(6,353)
Deferred Tax Assets
Major components of tax expense (income) [abstract]
Total	10,058	10,898	$ 13,380
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	(887)	0
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Major components of tax expense (income) [abstract]
Total	8,473	8,151	9,932
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	(887)	0
Deferred Tax Assets | Lease liabilities
Major components of tax expense (income) [abstract]
Total	1,544	2,384	3,053
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Deferred Tax Assets | Deferred financing costs
Major components of tax expense (income) [abstract]
Total	41	363	395
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Deferred Tax Liabilities
Major components of tax expense (income) [abstract]
Total	(14,368)	(17,251)	(15,764)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	887	0
Deferred Tax Liabilities | Intangibles and goodwill
Major components of tax expense (income) [abstract]
Total	(7,644)	(9,827)	(8,493)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	887	0
Deferred Tax Liabilities | Tax credits and other
Major components of tax expense (income) [abstract]
Total	(6,039)	(6,291)	(5,786)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Right-of-use assets | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	0	0
Net Carrying Amount
Major components of tax expense (income) [abstract]
Total	(4,310)	(6,353)	$ (2,384)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
ifrs-full_IncreaseDecreaseThroughreclassification	$ 0	$ 0